SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 3) - ¥ / $	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Accounting Policies [Abstract]
Year end RMB	6.8778	6.5075	6.9445
Annual average RMB	6.6187	6.7588	6.6444